IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 3,721	$ 4,036
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2,073
Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	810
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	337
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	268
Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	233
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	414	211
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	124
Less than 1 month [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	268
Less than 1 month [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	20
Later than one months and not later than three months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	176	243
Later than one months and not later than three months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	136
Later than one months and not later than three months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
Later than one months and not later than three months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	39
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	221	231
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	161
3 - 6 months [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2
3 - 6 months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	58
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	320	239
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	259
6 - 9 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	3
6 - 9 months [Member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	58
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	185	204
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	124
9 - 12 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	3
9 - 12 months [Member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	58
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	483	488
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	472
1 - 2 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	11
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	735	795
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	661
2 - 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	69
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	5
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,187	$ 1,625
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	136
Over 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	722
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 329